Notes Payable - Schedule of Notes Payable (Detail) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Notes Payable [Line Items]
Credit agreement	$ 15,338	$ 33,338
Other debt	42,056	19,801
Plus: exit fee due upon repayment of debt	3,098	3,098
Total	60,492	56,237
Less: unamortized deferred financing costs		(758)
Total notes payable	60,492	55,479
Less: current portion of notes payable	(6,972)	(6,022)
Notes payable, non-current	53,520	49,457
Credit Agreement
Notes Payable [Line Items]
Credit agreement	15,338	33,338
Plus: exit fee due upon repayment of debt	3,098	3,098
Total	18,436	36,436
Less: unamortized deferred financing costs		(758)
Total notes payable	18,436	35,678
Less: current portion of notes payable	(4,250)	(4,733)
Notes payable, non-current	14,186	30,945
Other Debt
Notes Payable [Line Items]
Other debt	42,056	19,801
Total	42,056	19,801
Total notes payable	42,056	19,801
Less: current portion of notes payable	(2,722)	(1,289)
Notes payable, non-current	$ 39,334	$ 18,512